Financial risk management - Summary of reconciliation of the Group's cash net of debt (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial risk management
Cash and cash equivalents	€ 18,308	€ 28,130
Non-current borrowings	(28,070)	(32,381)
Current borrowings	(98,219)	(35,720)
Borrowings	(126,289)	(68,101)
Bank overdrafts	(429)	(280)
Cash net of debt	€ (108,410)	€ (40,251)